REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUE FROM CONTINUING OPERATIONS

10.

REVENUE

Revenue represents the following:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Revenue from contracts with a customer	—	12,969	6,867	1,052

Revenue from contracts with a customer

(a)

Disaggregated revenue information

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Type of goods
Sale of copper ores	—	12,969	6,867	1,052

Geographic market
Mainland China	—	12,969	6,867	1,052

Timing of revenue recognition
Goods transferred at a point in time	—	12,969	6,867	1,052

All revenue was generated from the exploration and mining segment (Note 22).

No revenue was recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(b)

Performance obligation

Information about the Group’s performance obligation is summarized below:

Trading of copper ores

The performance obligation is satisfied upon delivery of the copper ores and payment is generally due within 3 months from delivery.